Note 4 - Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2016	2017
Bunkers	1,231,188	1,312,116
Lubricants	1,577,935	1,450,183

Total	2,809,123	2,762,299